Pension Plans and Other Postretirement Benefits Amounts Recognized in Other Comprehensive Income - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 1						$ 4	$ 0
Defined Benefit Plan, Amortization of Gains (Losses)	0						0	0
Other Comprehensive Income (Loss), Net of Tax	(28)	$ 10	$ 7	$ 51	$ 86		16	$ (64)
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 0					$ 0	$ (3)		$ 0